Merger - Schedule of Intangible Assets Acquired (Q2) (Details) - Old Cartesian $ in Thousands	Nov. 13, 2023 USD ($)
Business Acquisition [Line Items]
Acquisition Date Fair Value	$ 150,600
Descartes-08 for MG
Business Acquisition [Line Items]
Acquisition Date Fair Value	93,900
Descartes-08 for SLE
Business Acquisition [Line Items]
Acquisition Date Fair Value	$ 56,700